Putnam
Balanced
Fund

SEMIANNUAL REPORT

March 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]

The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 3/31/98. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 9/30/98.




Portfolio of investments owned
March 31, 1998 (Unaudited)




COMMON STOCKS (71.4%) *
NUMBER OF SHARES                                                                                       VALUE

Biotechnology (0.9%)
------------------------------------------------------------------------------------------------------------
            600  Quintiles Transnational Corp. +                                               $      28,913

Broadcasting (2.1%)
------------------------------------------------------------------------------------------------------------
          1,200  CBS Corp.                                                                            40,725
            800  Tele-Communications, Inc. Class A +                                                  24,875
                                                                                              --------------
                                                                                                      65,600

Building and Construction (0.6%)
------------------------------------------------------------------------------------------------------------
            300  Masco Corp.                                                                          17,850

Business Equipment and Services (4.5%)
------------------------------------------------------------------------------------------------------------
            300  BMC Software, Inc. +                                                                 25,144
            600  Cendant Corp. +                                                                      23,775
            650  Cisco Systems, Inc. +                                                                44,444
            700  EMC Corp. +                                                                          26,469
            600  Herman Miller, Inc.                                                                  20,119
             75  Sodexho Marriott Services, Inc.                                                       1,992
                                                                                              --------------
                                                                                                     141,943

Computer Services and Software (9.1%)
------------------------------------------------------------------------------------------------------------
            700  Cadence Design Systems, Inc. +                                                       24,238
            525  Computer Associates Intl., Inc.                                                      30,319
            600  Compuware Corp. +                                                                    29,625
            200  Dell Computer Corp. +                                                                13,550
            500  HBO & Co.                                                                            30,188
            800  Microsoft Corp. +                                                                    71,600
            800  Parametric Technology Corp. +                                                        26,650
            600  PeopleSoft, Inc. +                                                                   31,613
            500  VERITAS Software Corp. +                                                             29,563
                                                                                              --------------
                                                                                                     287,346

Conglomerates (4.1%)
------------------------------------------------------------------------------------------------------------
          1,500  General Electric Co.                                                                129,281

Consumer Non Durables (2.9%)
------------------------------------------------------------------------------------------------------------
            300  Clorox Co.                                                                           25,706
            300  Colgate-Palmolive Co.                                                                25,988
            500  Procter & Gamble Co.                                                                 42,188
                                                                                              --------------
                                                                                                      93,882
Consumer Services (2.6%)
------------------------------------------------------------------------------------------------------------
            500  America Online, Inc. +                                                               34,156
            400  Interpublic Group Cos. Inc.                                                          24,850
            300  Marriott International, Inc.                                                         11,156
            300  Marriott International, Inc. Class A                                                 10,744
                                                                                              --------------
                                                                                                      80,906

Electronics and Electrical Equipment (0.7%)
------------------------------------------------------------------------------------------------------------
            200  Linear Technology Corp.                                                              13,800
            200  SCI Systems, Inc. +                                                                   7,125
                                                                                              --------------
                                                                                                      20,925

Energy-Related (1.6%)
------------------------------------------------------------------------------------------------------------
            500  AES Corp. +                                                                          26,219
            500  Halliburton Co.                                                                      25,094
                                                                                              --------------
                                                                                                      51,313

Entertainment (1.0%)
------------------------------------------------------------------------------------------------------------
            300  Disney (Walt) Productions, Inc.                                                      32,025

Food and Beverages (2.8%)
------------------------------------------------------------------------------------------------------------
            800  Coca-Cola Enterprises, Inc.                                                          29,350
            700  PepsiCo, Inc.                                                                        29,881
            500  Sara Lee Corp.                                                                       30,813
                                                                                              --------------
                                                                                                      90,044

Health Care (1.7%)
------------------------------------------------------------------------------------------------------------
            300  Cardinal Health, Inc.                                                                26,456
          1,000  HEALTHSOUTH Corp. +                                                                  28,063
                                                                                              --------------
                                                                                                      54,519

Insurance and Finance (7.5%)
------------------------------------------------------------------------------------------------------------
            400  American Express Co.                                                                 36,725
            300  American International Group, Inc.                                                   37,781
            200  Capital One Financial Corp.                                                          15,775
            400  Federal Home Loan Mortgage Corp.                                                     18,975
            500  Federal National Mortgage Association                                                31,625
            200  Lehman Brothers Holding, Inc.                                                        14,975
            787  MBNA Corp.                                                                           28,184
            600  Southtrust Corp.                                                                     25,125
            499  Travelers, Inc.                                                                      29,940
                                                                                              --------------
                                                                                                     239,105

Medical Supplies and Devices (2.0%)
------------------------------------------------------------------------------------------------------------
            300  Centocor, Inc. +                                                                     13,388
            600  Omnicare, Inc.                                                                       23,775
            500  Tyco International Ltd. +                                                            27,313
                                                                                              --------------
                                                                                                      64,476
Oil and Gas (0.7%)
------------------------------------------------------------------------------------------------------------
            300  Western Atlas, Inc. +                                                                23,213

Paper and Forest Products (0.7%)
------------------------------------------------------------------------------------------------------------
            500  Fort James Corp.                                                                     22,906

Pharmaceuticals (9.4%)
------------------------------------------------------------------------------------------------------------
            400  Bristol-Myers Squibb Co.                                                             41,725
            300  Lilly (Eli) & Co.                                                                    17,888
            600  Merck & Co., Inc.                                                                    77,025
            700  Pfizer, Inc.                                                                         69,781
            500  Schering-Plough Corp.                                                                40,844
            300  Warner-Lambert Co.                                                                   51,094
                                                                                              --------------
                                                                                                     298,357

Publishing (0.7%)
------------------------------------------------------------------------------------------------------------
            300  Gannett Co., Inc.                                                                    21,563

Retail (10.7%)
------------------------------------------------------------------------------------------------------------
            600  Costco Companies, Inc. +                                                             32,025
            518  CVS Corp.                                                                            39,109
            400  Dayton Hudson Corp.                                                                  35,200
            500  Fred Meyer, Inc. +                                                                   23,094
            300  Home Depot, Inc. (The)                                                               20,231
            400  Jones Apparel Group, Inc. +                                                          22,025
            300  Payless Shoesource, Inc. +                                                           22,575
            800  Rite Aid Corp.                                                                       27,400
            400  Tiffany & Co.                                                                        19,475
            700  TJX Cos., Inc. (The)                                                                 31,675
            800  Wal-Mart Stores, Inc.                                                                40,650
            700  Walgreen Co.                                                                         24,631
                                                                                              --------------
                                                                                                     338,090

Telecommunications (2.5%)
------------------------------------------------------------------------------------------------------------
            400  Lucent Technologies, Inc.                                                            51,150
            400  Tellabs, Inc. +                                                                      26,850
                                                                                              --------------
                                                                                                      78,000

Transportation (1.3%)
------------------------------------------------------------------------------------------------------------
            100  AMR Corp. +                                                                          14,319
            900  Southwest Airlines Co.                                                               26,606
                                                                                              --------------
                                                                                                      40,925

Utilities (1.3%)
------------------------------------------------------------------------------------------------------------
            300  American Telephone & Telegraph Co.                                                   19,688
            500  SBC Communications, Inc.                                                             21,813
                                                                                              --------------
                                                                                                      41,501
                                                                                              --------------
                 Total Common Stocks (cost $1,562,025)                                        $    2,262,683

CORPORATE BONDS AND NOTES (10.8%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Aerospace and Defense (0.2%)
------------------------------------------------------------------------------------------------------------
 $ 5,000         Raytheon Co notes 6.45s, 2002                                                $        5,042

Agriculture (0.2%)
------------------------------------------------------------------------------------------------------------
          5,000  Potash Corp. of Saskatchewan notes 7 1/8s,
                   2007 (Canada)                                                                       5,128

Banks (0.3%)
------------------------------------------------------------------------------------------------------------
          5,000  Abbey National First Capital PLC sub. notes
                   7.35s, 2049 (United Kingdom)                                                        5,244
          5,000  Webster Financial Corp. sr. notes 8 3/4s, 2000                                        5,235
                                                                                              --------------
                                                                                                      10,479

Broadcasting (0.3%)
------------------------------------------------------------------------------------------------------------
          5,000  News America Holdings, Inc. deb. 7.7s, 2025                                           5,235
          4,000  Viacom, Inc. sr. notes 7 3/4s, 2005                                                   4,195
                                                                                              --------------
                                                                                                       9,430

Cable Television (0.2%)
------------------------------------------------------------------------------------------------------------
          5,000  Continental Cablevision, Inc. sr. deb. 9 1/2s, 2013                                   6,028

Energy-Related (0.2%)
------------------------------------------------------------------------------------------------------------
          5,000  CalEnergy, Inc. sr. notes 7.63s, 2007                                                 4,978

Entertainment (0.4%)
------------------------------------------------------------------------------------------------------------
          5,000  Time Warner Entertainment Co. sr. notes 8 3/8s, 2033                                  5,735
          5,000  Time Warner Entertainment Co. notes 8 7/8s, 2012                                      5,883
                                                                                              --------------
                                                                                                      11,618

Health Care (0.3%)
------------------------------------------------------------------------------------------------------------
          5,000  Manor Care, Inc. sr. notes 7 1/2s, 2006                                               4,935
          5,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                             5,125
                                                                                              --------------
                                                                                                      10,060

Insurance and Finance (3.6%)
------------------------------------------------------------------------------------------------------------
          5,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                        4,592
          5,000  American General Institute 144A company
                   guaranty 8 1/8s, 2046                                                               5,520
          3,000  Conseco, Inc. notes 6.4s, 2003                                                        2,974
          5,000  Den Danske Bank sub. notes 6.55s, 2003 (Denmark)                                      5,070
          3,000  First Citizens Bank Capital Trust I 144A company
                   guaranty 8.05s, 2008                                                                3,020
          5,000  First Financial Caribbean Corp. sr. notes 7.84s, 2006                                 5,213
          5,000  Firstar Capital Trust I company guaranty
                   Ser. B, 8.32s, 2026                                                                 5,417
          5,000  Fleet Credit Card LLC sr. bank notes 7.02s, 2001                                      5,127
          5,000  Hartford Life, Inc. deb. 7.65s, 2027                                                  5,309
          5,000  Lehman Bros Holdings, Inc. med. term notes
                   6.4s, 1999                                                                          5,023
          5,000  Markel Capital Trust I company guaranty
                   Ser. B, 8.71s, 2046                                                                 5,387
          2,000  North Fork Bancorporation, Inc. company
                   guaranty 8s, 2027                                                                   2,036
          3,000  Orion Capital Corp. 144A company guaranty
                   7.701s, 2028                                                                        2,981
          5,000  Peoples Bank- Bridgeport sub. notes 7.2s, 2006                                        5,076
          5,000  Phoenix Home Life Mutual Insurance Co.
                   144A notes 6.95s, 2006                                                              5,110
          5,000  Provident Companies, Inc. bonds 7.405s, 2038                                          4,962
          5,000  Salomon, Inc. sr. notes 7.3s, 2002                                                    5,158
          5,000  Southern Investments Service Co. sr. notes
                   6.8s, 2006 (United Kingdom)                                                         5,099
          5,000  Sparbanken Sverige AB (Swedbank) 144A sub.
                   notes 7 1/2s, 2006 (Sweden)                                                         5,155
          5,000  St. Paul Bancorp sr. notes 7 1/8s, 2004                                               5,098
          5,000  Tig Capital Trust I 144A bonds 8.597s, 2027                                           5,223
          5,000  Trenwick Capital Trust I company guaranty
                   8.82s, 2037                                                                         5,291
          5,000  Trenwick Group, Inc. 144A sr. notes 6.7s, 2003                                        4,984
          5,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                        5,511
                                                                                              --------------
                                                                                                     114,336

Medical Supplies and Devices (0.2%)
------------------------------------------------------------------------------------------------------------
          5,000  Beckman Coulter Inc., 144A company guaranty 7.1s, 2003                                5,010

Metals and Mining (0.1%)
------------------------------------------------------------------------------------------------------------
          4,000  PT Alatief Freeport sr. notes 9 3/4s, 2001 (Netherlands)                              3,810

Oil and Gas (0.7%)
------------------------------------------------------------------------------------------------------------
          3,000  Express Pipeline Ltd. 144A sub. notes Ser. B, 7.39s,
                   2019 (Canada)                                                                       2,955
          5,000  Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                            5,415
          5,000  Pioneer Natural Resources Co. bonds 7.2s, 2028                                        4,915
          2,000  Sonat, Inc. notes 6 5/8s, 2008                                                        1,987
         10,000  Transamerican Energy Ser. B, sr. disc. notes stepped-
                   coupon zero %, (13s, 6/15/99), 2002 ++                                              8,400
                                                                                              --------------
                                                                                                      23,672
Real Estate (0.8%)
------------------------------------------------------------------------------------------------------------
          5,000  Chelsea GCA Realty, Inc. notes 7 1/4s, 2007                                           5,080
          5,000  Executive Risk Capital Trust company guaranty
                   Ser. B, 8.675s, 2027                                                                5,474
          5,000  First Industrial Realty Trust, Inc. notes 7s, 2006 (R)                                4,998
          5,000  Health Care Property Investors, Inc. sr. notes
                   6 1/2s, 2006 (R)                                                                    4,846
          5,000  Sun Communities, Inc. sr. notes 7 5/8s, 2003 (R)                                      5,235
                                                                                              --------------
                                                                                                      25,633

Retail (0.2%)
------------------------------------------------------------------------------------------------------------
          5,000  Federated Department Stores sr. notes 8 1/2s, 2003                                    5,457

Telecommunications (0.2%)
------------------------------------------------------------------------------------------------------------
          5,000  Colt Telecommunications Group PLC sr. notes 8 7/8s,
                   2007 (United Kingdom)                                                               2,936
          5,000  LCI International, Inc. sr. notes 7 1/4s, 2007                                        5,011
                                                                                              --------------
                                                                                                       7,947

Tobacco (0.3%)
------------------------------------------------------------------------------------------------------------
          5,000  Philip Morris Companies Inc. notes 6.8s, 2003                                         5,074
          5,000  Sampoerna International Finance Co. 144A company
                   guaranty 8 3/8s, 2006 (Indonesia)                                                   3,600
                                                                                              --------------
                                                                                                       8,674

Transportation (0.6%)
------------------------------------------------------------------------------------------------------------
          5,000  Burlington Northern Santa Fe notes 6 3/8s, 2005                                       4,987
          5,000  Continental Airlines, Inc. pass-through certificates
                   Ser. 981C, 6.541s, 2009                                                             4,903
          5,000  CSX Corp. deb. 7.95s, 2027                                                            5,593
          5,000  Norfolk Southern Corp. bonds 7.05s, 2037                                              5,266
                                                                                              --------------
                                                                                                      20,749

Utilities (2.0%)
------------------------------------------------------------------------------------------------------------
          5,000  Arizona Public Service Co. sr. notes 6 3/4s, 2006                                     5,092
          5,000  California Energy Corp. disc. notes 10 1/4s, 2005                                     5,368
         10,000  Citizens Utilities Co. bonds 7.68s, 2034                                             11,261
          5,000  El Paso Electric Co. 1st mtge. Ser. B, 7 3/4s, 2001                                   5,094
          5,000  Enersis S.A. notes 6.6s, 2026 (Chile)                                                 4,893
          5,000  Israel Electric Corp., Ltd. 144A sr. notes 7 1/4s,
                   2006 (Israel)                                                                       5,125
          2,704  Midland Cogeneration Ventures LP deb. 10.33s, 2002                                    2,921
          4,293  Northeast Utilities System notes Ser. B, 8.38s, 2005                                  4,371
          5,000  Texas New-Mexico Power Utilities 1st mtge. 9 1/4s, 2000                               5,291
          5,000  Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                                5,080
          5,000  Texas Utilities Electric Capital Trust V company guaranty
                   8.175s, 2037                                                                        5,139
          5,000  US West Capital Funding, Inc. company guaranty
                   6.95s, 2037                                                                         5,213
                                                                                              --------------
                                                                                                      64,848
                                                                                              --------------
                 Total Corporate Bonds and Notes (cost $334,453)                               $     342,899

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (10.2%) *
PRINCIPAL AMOUNT                                                                                       VALUE

U.S. Government Agency Mortgage Obligations (5.2%)
------------------------------------------------------------------------------------------------------------
        $10,000  Federal National Mortgage Association 5.94s,
                   December 12, 2005                                                          $        9,961
                 Government National Mortgage Association
                   pass-through certificates
         52,689    7 1/2s, with due dates from January 15, 2024
                   to March 15, 2027                                                                  54,136
         22,056    7 1/8s, August 20, 2023                                                            22,635
         59,340    7s, January 15, 2027                                                               59,933
         18,041    6s, Midget, January 15, 2008                                                       17,821
                                                                                              --------------
                                                                                                     164,486

U.S. Treasury Obligations (5.0%)
------------------------------------------------------------------------------------------------------------
         27,000  U.S. Treasury Bonds 6 1/8s, November 15, 2027                                        27,688
                 U.S. Treasury Notes
          5,000    7 7/8s, November 15, 2004                                                           5,586
         30,000    6 1/4s, June 30, 2002                                                              30,638
         25,000    6 1/8s, August 15, 2007                                                            25,712
         20,000    5 5/8s, December 31, 1999                                                          20,009
          5,000    5 5/8s, November 30, 1999                                                           5,002
         10,000    5 5/8s, October 31, 1999                                                           10,002
         30,000    5 1/2s, January 31, 2003                                                           29,808
          5,000    5 1/2s, February 28, 2000                                                           4,991
                                                                                              --------------
                                                                                                     159,436
                                                                                              --------------
                 Total U.S. Government and Agency Obligations
                   (cost $323,335)                                                            $      323,922

FOREIGN GOVERNMENT BONDS AND NOTES (1.9%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
AUD      15,000  Australia (Government of) bonds 8 3/4s, 2008                                 $       12,188
USD       4,000  Banco Nacional de Comercio Exterior
                   bank guaranteed 8s, 2003 (Mexico)                                                   3,940
USD       4,000  Russia (Government of) deb. principle
                   loans FRB 6.719s, 2020 +++                                                          2,545
ZAR      82,000  South Africa (Republic of) bonds Ser. 153,
                   13s, 2010                                                                          16,097
UKS      14,000  United Kingdom Treasury bonds 7 1/4s, 2007                                           25,710
                                                                                              --------------
                 Total Foreign Government Bonds and Notes
                   (cost $60,233)                                                              $      60,480

COLLATERALIZED MORTGAGE OBLIGATIONS (1.3%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
         $5,568  Chase Mortgage Finance Corp. Ser. 93-3, Class B13,
                   7.461s, 2024                                                                $       4,610
          5,685  Housing Securities Inc. Ser. 93-F, Class F9M2, 7s, 2023                               5,624
          4,858  Prudential Home Mortgage Securities Ser. 93-31,
                   Class B2, 6s, 2000                                                                  4,038
          5,176  Prudential Home Mortgage Securities 144A Ser. 95-C,
                   Class B1, 7.815s, 2001                                                              5,168
         23,189  Ryland Mortgage Securities Corp. Ser. 94-7C, Class B1,
                   7.358s, 2025                                                                       22,990
                                                                                              --------------
                 Total Collateralized Mortgage Obligations
                   (cost $57,145)                                                             $       42,430

BRADY BONDS (0.3%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
         $5,000  Argentina (Republic of) Ser. L-GP, stepped-coupon
                   5 3/4s, (6s, 3/31/99) 2023 ++                                              $        3,832
          5,000  Peru (Government of) 144A Ser. PDI, 4s, 2017                                          3,432
          4,000  Philippines (Government of) Ser. B, 6 1/2s, 2017                                      3,520
                                                                                              --------------
                 Total Brady Bonds (cost $10,845)                                             $       10,784

MUNICIPAL BONDS AND NOTES (0.2%) * (cost $5,000)
PRINCIPAL AMOUNT                                                             RATING**                  VALUE
------------------------------------------------------------------------------------------------------------
 $ 5,000         NJ Econ. Dev. Auth. Municipal Bond Investors
                   Assurance Corporation Rev. Bonds, Ser. A,
                   7.425s, 2/15/29                                             Aaa             $       5,482

SHORT-TERM INVESTMENTS (4.5%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
TRL   760,000,000  Turkey Treasury bills zero %, July 29, 1998                                $        2,267
TRL   590,000,000  Turkey Treasury bills zero %, June 4, 1998                                          2,053
TRL 4,400,000,000  Turkey Treasury bills zero %, June 17, 1998                                         1,528
         $137,000  Interest in $223,360,000 joint repurchase
                     agreement dated March 31, 1998 with SBC
                     Warburg due April 1, 1998 with respect to
                     various U.S. Treasury obligations -- maturity
                     value of $137,023 for an effective yield of 5.92%                        $      137,023
                                                                                              --------------
                 Total Short-Term Investments  (cost $142,871)                                $      142,871
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,495,907) ***                                      $    3,191,551
------------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $3,168,280.

** The Moody's rating indicated is believed to be the most recent ratings available at March 31, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 1998.
    Securities rated by Putnam are indicated by "/P" and are not publicly rated.

*** The aggregate identified cost on a tax basis is $2,495,913, resulting in gross unrealized appreciation and depreciation of $704,467 and $8,829, respectively, or net unrealized appreciation of $695,638.

+   Non-income-producing security.

[DBL. DAGGERS] The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

[2DBL. DAGGERS] A portion of the income will be received in additional securities.

(R) Real Estate Investment Trust.

    144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    The rate shown on Floating Rate Bonds (FRB) are the current interest rates shown at March 31, 1998, which are subject to change based on the terms of the security.






-----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at March 31, 1998 (Unaudited)
(aggregate face value $89,622)
                                                                              Unrealized
                                      Market     Aggregate Face   Delivery   Appreciation/
                                      Value          Value          Date    (Depreciation)
-----------------------------------------------------------------------------------------
Australian Dollars                   $12,335        $12,369       6/17/98            $ 34
British Pounds                        25,636         25,208       6/17/98            (428)
Deutschemarks                         39,687         40,421       6/17/98             734
New Zealand Dollar                     3,286          3,435       6/17/98             149
South African Rand                     8,105          8,189       6/17/98              84
-----------------------------------------------------------------------------------------
                                                                                     $573
-----------------------------------------------------------------------------------------

Forward Currency Contracts to Buy at March 31, 1998 (Unaudited)
(aggregate face value $46,358)
                                                                               Unrealized
                                 Market    Aggregate Face      Delivery      Appreciation/
                                  Value         Value            Date       (Depreciation)
-----------------------------------------------------------------------------------------
Deutschemarks                   $37,643        $38,315         6/17/98              $(672)
Mexican Peso                      1,585          1,521         5/11/98                 64
Mexican Peso                      1,272          1,308         5/12/98                (36)
Philippines Peso                  1,964          1,987         4/27/98                (23)
South Korean Won                  3,563          3,227         3/11/99                336
-----------------------------------------------------------------------------------------
                                                                                    $(331)
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,495,907) (Note 1)                                                    $3,191,551
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                            15,804
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                2,193
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                1,402
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                                 27
---------------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                              4,561
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    5,402
---------------------------------------------------------------------------------------------------
Total assets                                                                              3,220,940

Liabilities
---------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                              1,797
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                             21,090
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                    3,531
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 1,523
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                      3
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    6,425
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                   1,160
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                 5,068
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       12,063
---------------------------------------------------------------------------------------------------
Total liabilities                                                                            52,660
---------------------------------------------------------------------------------------------------
Net assets                                                                               $3,168,280

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                          $2,367,938
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                 14,142
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                       90,437
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                           695,763
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                               $3,168,280

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($3,168,280 divided by 263,215 shares)                                                       $12.04
---------------------------------------------------------------------------------------------------
Offering price (100/94.25 of $12.04)*                                                        $12.77
---------------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.






Statement of operations
Six months ended March 31, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                                   $27,992
--------------------------------------------------------------------------------------------------
Dividends                                                                                    7,213
--------------------------------------------------------------------------------------------------
Total investment income                                                                     35,205

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                             9,288
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                               2,805
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                           1,211
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                13
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                   4
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      4,199
--------------------------------------------------------------------------------------------------
Registration fees                                                                              104
--------------------------------------------------------------------------------------------------
Auditing                                                                                     6,125
--------------------------------------------------------------------------------------------------
Legal                                                                                        2,704
--------------------------------------------------------------------------------------------------
Postage                                                                                         22
--------------------------------------------------------------------------------------------------
Other                                                                                           10
--------------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                            (16,478)
--------------------------------------------------------------------------------------------------
Total expenses                                                                              10,007
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                  (2,847)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                 7,160
--------------------------------------------------------------------------------------------------
Net investment income                                                                       28,045
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                           113,696
--------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                            63
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                 (8,736)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the period                                                         2,282
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments,
written options and TBA sales commitments during the period                                235,375
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                    342,680
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      $370,725
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

                                                                                    Six months ended        Year ended
                                                                                            March 31      September 30
                                                                                               1998*              1997
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $   28,045         $   56,290
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                               105,023            232,611
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                                237,657            258,882
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                        370,725            547,783
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                (59,126)           (55,800)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                                                    (235,797)          (258,025)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                           323,775            289,201
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                399,577            523,159

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       2,768,703          2,245,544
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $14,142 and $45,223, respectively)                                             $3,168,280         $2,768,703
----------------------------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)


------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         March 31                                       Jan. 3, 1995+
operating performance                                           (Unaudited)           Year ended September 30     to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $11.90           $11.03           $10.56            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                              .11              .25              .29              .23
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                   1.28             2.16             1.18             1.83
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.39             2.41             1.47             2.06
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.25)            (.27)            (.35)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (1.00)           (1.27)            (.65)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (1.25)           (1.54)           (1.00)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $12.04           $11.90           $11.03           $10.56
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                            13.31 *          24.58            15.01            24.24 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $3,168           $2,769           $2,246           $1,951
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(c)                                           .35 *            .71              .73              .54 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(a)                                           .98 *           2.29             2.72             2.44 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               62.61 *         151.15           170.75            95.15 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                                       $.0492           $.0494           $.0544
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation during the period ( Note 2). As a result of such limitation, expenses of the fund for the periods ended March 31, 1998, September 30, 1997, 1996 and 1995 reflect a reduction of $0.06, $0.12, $0.15, and $0.23 per share, respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(d) Average commission rate paid on security trades is presented for fiscal periods beginning on or after September 1, 1995.






Notes to financial statements
March 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Balanced Fund (the "fund") is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital growth and current income.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for long term corporate bonds and notes; such investments are stated at fair market value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on stepped-coupon bonds are accreted according to the yield-to-maturity basis.

Securities purchased or sold on a forward commitment basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 1998, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

K) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

L) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1998, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 0.70% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

As part of the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At March 31, 1998, the payable to the subcustodian bank represents the amount due for cash advances for the settlement of a security purchased.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1998, fund expenses were reduced by $2,847 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. Currently, no payments are being made on the plan.

For the six months ended March 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund.

Note 3
Purchase and sales of securities

During the six months ended March 31, 1998, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $1,080,555 and $1,064,187, respectively. Purchases and sales of U.S. government obligations aggregated $644,178 and $648,471, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:

                                   Contract         Premiums
                                    Amounts         Received
------------------------------------------------------------
Written options
outstanding at
beginning of period                     $--              $--
------------------------------------------------------------
Options opened                        2,000               63
------------------------------------------------------------
Options expired                      (2,000)             (63)
------------------------------------------------------------
Options closed                           --               --
------------------------------------------------------------
Written options
outstanding at
end of period                           $--              $--
------------------------------------------------------------

Note 4
Capital shares

At March 31, 1998 there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                          Six months ended
                                           March 31, 1998
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                           3,198          $38,010
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        28,258          294,923
------------------------------------------------------------
                                     31,456          332,933

Shares
repurchased                            (854)          (9,158)
------------------------------------------------------------
Net increase                         30,602         $323,775
------------------------------------------------------------

                                             Year ended
                                        September 30, 1997
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                             122           $1,342
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        31,412          312,859
------------------------------------------------------------
                                     31,534          314,201

Shares
repurchased                          (2,556)         (25,000)
------------------------------------------------------------
Net increase                         28,978         $289,201
------------------------------------------------------------

At March 31, 1998 Putnam Investments Inc., owned 251,287 shares of the fund (95.5% of shares outstanding) valued at $3,025,495.




Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Carol McMullen
Vice President

John J. Morgan
Vice President

David J. Santos
Vice President and Fund Manager

James M. Prusko
Vice President and Fund Manager

David L. Waldman
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Balanced Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

42035 318 5/98